NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes payable, currently in default

Notes payable, currently in default, consist of the following at:

	October 31, 2017	April 30, 2017

Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	$75,001	$75,001
Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%, extinguished pursuant to Assignment and Assumption Agreement (Note 11)	-	300,000

	$75,001	$375,001

	2017	2016

Note payable to an unrelated party, maturing July 15, 2010, with interest at 10%	$300,000	$300,000
Note payable to an unrelated party, maturing March 18, 2014, with interest at 10%	75,001	75,001

	$375,001	$375,001

Convertible notes payable, currently in default

Convertible notes payable, currently in default, consist of the following at:

	October 31, 2017	April 30, 2017

Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%, convertible into common shares of the Company at $3.70 per share	$50,000	$50,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%, convertible into common shares of the Company at $1.00 per share	25,000	25,000
Note payable to an unrelated party, maturing March 1, 2013, with interest at 1.87% per month, convertible into common shares of the Company at $0.20 per share, repaid in June 2017	-	120,000

Total	$75,000	$195,000

	2017	2016

Note payable to an unrelated party, maturing January 27, 2012, with interest at 25%, convertible into common shares of the Company at $3.70 per share	$50,000	$50,000
Note payable to an unrelated party, maturing December 31, 2010, with interest at 10%, convertible into common shares of the Company at $1.00 per share	25,000	25,000
Note payable to an unrelated party, maturing March 1, 2013, with interest at 1.87% per month, secured with 900,000 common shares of the Company owned by the President and CEO of the Company, convertible into common shares of the Company at $0.20 per share	120,000	120,000

Total	195,000	195,000

Less discount	-	-

Net	$195,000	$195,000

Convertible Notes [Member]
Notes payable, currently in default

Convertible notes payable consist of the following at:

	October 31, 2017	April 30, 2017
Note payable to an accredited investor, maturing May 15, 2018, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	$115,000	$-
Note payable to an accredited investor, maturing May 16, 2018, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	60,000	-
Note payable to an accredited investor, maturing May 24, 2018, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	173,000	-
Note payable to an accredited investor, maturing December 12, 2017, with interest at 8%, convertible into common shares of the Company at a defined variable exercise price	80,000	-
Note payable to an accredited investor, maturing March 30, 2018, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price	125,000	-
Note payable to an accredited investor, maturing June 1, 2018, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price	115,000	-
Note payable to an accredited investor, maturing June 20, 2018, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price	123,500	-
Note payable purchased by an accredited investor pursuant to a Convertible Note Purchase and Assignment Agreement, maturing April 19, 2018, with a one-time interest charge of 12%, convertible into common shares of the Company at a defined variable exercise price	172,170	-
Note payable to an accredited investor, maturing October 19, 2017, with interest at 12%, convertible into common shares of the Company at a defined variable exercise price, extinguished pursuant to a Convertible Note Purchase and Assignment Agreement	-	145,000
Total	963,670	145,000
Less discount	(628,608)	(136,284)

Net	$335,062	$8,716